Investment Risks	Mar. 27, 2026
North Star Micro Cap Fund
Prospectus [Line Items]
Risk [Text Block]

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Micro Cap Fund. The principal risks of investing in the Micro Cap Fund are:

●	Equity Securities Risk. The Micro Cap Fund invests in common stock which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Micro Cap Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Micro Cap Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

●	General Market Risk. The risk that the value of the Micro Cap Fund’s shares will fluctuate based on the performance of the Micro Cap Fund’s investments and other factors affecting the securities markets generally. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Micro Cap Fund invests. There is risk that these and other factors may adversely affect the Micro Cap Fund’s performance. You could lose money by investing in the Micro Cap Fund.

●	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

●	Small- and Micro-Cap Company Risk. The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

●	Value Style Investing Risk. The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Micro Cap Fund may underperform other funds that use different investing styles.

North Star Micro Cap Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk. The Micro Cap Fund invests in common stock which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Micro Cap Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Micro Cap Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

North Star Micro Cap Fund | General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	General Market Risk. The risk that the value of the Micro Cap Fund’s shares will fluctuate based on the performance of the Micro Cap Fund’s investments and other factors affecting the securities markets generally. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Micro Cap Fund invests. There is risk that these and other factors may adversely affect the Micro Cap Fund’s performance. You could lose money by investing in the Micro Cap Fund.

North Star Micro Cap Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

North Star Micro Cap Fund | Small And Microcap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small- and Micro-Cap Company Risk. The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

North Star Micro Cap Fund | Value Style Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Style Investing Risk. The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Micro Cap Fund may underperform other funds that use different investing styles.

North Star Dividend Fund
Prospectus [Line Items]
Risk [Text Block]

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Dividend Fund. The principal risks of investing in the Dividend Fund are:

●	Equity Securities Risk. The Dividend Fund invests in common stock which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Dividend Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Dividend Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

●	General Market Risk. The risk that the value of the Dividend Fund’s shares will fluctuate based on the performance of the Dividend Fund’s investments and other factors affecting the securities markets generally. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Dividend Fund invests. There is risk that these and other factors may adversely affect the Dividend Fund’s performance. You could lose money by investing in the Dividend Fund.

●	Mid-Capitalization Company Risk. The risk that the mid-cap companies in which the Dividend Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

●	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

●	Smaller Capitalization Risk. Smaller capitalization companies may have a narrower geographic and product/service focus and be less well known to the investment community, resulting in more volatile share prices and a lack of market liquidity.

●	Value Style Investing Risk. The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Dividend Fund may underperform other funds that use different investing styles.

North Star Dividend Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk. The Dividend Fund invests in common stock which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Dividend Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Dividend Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

North Star Dividend Fund | General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	General Market Risk. The risk that the value of the Dividend Fund’s shares will fluctuate based on the performance of the Dividend Fund’s investments and other factors affecting the securities markets generally. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Dividend Fund invests. There is risk that these and other factors may adversely affect the Dividend Fund’s performance. You could lose money by investing in the Dividend Fund.

North Star Dividend Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

North Star Dividend Fund | Value Style Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Style Investing Risk. The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Dividend Fund may underperform other funds that use different investing styles.

North Star Dividend Fund | Midcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Capitalization Company Risk. The risk that the mid-cap companies in which the Dividend Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

North Star Dividend Fund | Smaller Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Smaller Capitalization Risk. Smaller capitalization companies may have a narrower geographic and product/service focus and be less well known to the investment community, resulting in more volatile share prices and a lack of market liquidity.

North Star Opportunity Fund
Prospectus [Line Items]
Risk [Text Block]

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Opportunity Fund. The principal risks of investing in the Opportunity Fund are:

●	ADR Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

●	Convertible and Preferred Securities Risk. Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities are subject to credit risk and prepayment risk. Credit risk is the risk that a decline in the credit quality of an investment could cause the Opportunity Fund to lose money. Prepayment risk is the risk that, in a declining interest rate environment, securities with stated interest rates may have the principal paid earlier than expected, requiring the Opportunity Fund to invest the proceeds at generally lower interest rates. Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Opportunity Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is discussed above.
●	Credit Risk. An issue or guarantor of a debt security, or the counterparty to a derivatives contract or a loan may fail to make timely payment of interest or principal or otherwise honor its obligations. A decline in an issuer’s credit rating for any reason can cause the price of its bonds to go down. Since the Opportunity Fund can invest in lower-quality debt securities considered speculative in nature, this risk may be substantial.

●	Equity Securities Risk. The Opportunity Fund invests in common stock which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Opportunity Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Opportunity Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

●	Fixed Income Securities Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are also subject to prepayment and credit risks.

●	Flexible Strategy Risk. The Opportunity Fund uses a variety of investment strategies to provide a positive total return regardless of market conditions. The Adviser does not attempt to keep the portfolio structure or the Opportunity Fund’s performance consistent with any designated stock, bond or market index, and during times of market rallies, the Opportunity Fund may not perform as well as other funds that seek to outperform an index. Over time, the investment performance of flexible strategies is typically substantially independent of longer-term movements in the stock and bond market. Interest rate levels and currency valuations will not always respond as the Adviser expects and portfolio securities may remain over- or under-valued.

●	Foreign Securities and Currency Risk. The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. These risks may be greater in emerging markets and in less developed countries.

●	General Market Risk. The risk that the value of the Opportunity Fund’s shares will fluctuate based on the performance of the Opportunity Fund’s investments and other factors affecting the securities markets generally. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Opportunity Fund invests. There is risk that these and other factors may adversely affect the Opportunity Fund’s performance. You could lose money by investing in the Opportunity Fund.

●	High-Yield Debt Securities Risk. The risk that high-yield debt securities or “junk bonds” are subject to a greater risk of loss of income and principal than higher-grade debt securities, and are speculative in nature. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy.

●	Large-Cap Company Risk. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

●	Municipal Securities Risk. Municipal securities are subject to credit risk where a municipal issuer of a security might not make interest and principal payments on a security as they come due. A downgrade in the issuer’s or security’s credit rating can reduce the market value of the security. Municipal securities are also subject to interest rate risk.

●	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

●	Small- and Micro-Cap Company Risk. The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

North Star Opportunity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk. The Opportunity Fund invests in common stock which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Opportunity Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Opportunity Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

North Star Opportunity Fund | General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	General Market Risk. The risk that the value of the Opportunity Fund’s shares will fluctuate based on the performance of the Opportunity Fund’s investments and other factors affecting the securities markets generally. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Opportunity Fund invests. There is risk that these and other factors may adversely affect the Opportunity Fund’s performance. You could lose money by investing in the Opportunity Fund.

North Star Opportunity Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

North Star Opportunity Fund | Small And Microcap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small- and Micro-Cap Company Risk. The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

North Star Opportunity Fund | Adr Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ADR Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

North Star Opportunity Fund | Convertible And Preferred Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Convertible and Preferred Securities Risk. Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities are subject to credit risk and prepayment risk. Credit risk is the risk that a decline in the credit quality of an investment could cause the Opportunity Fund to lose money. Prepayment risk is the risk that, in a declining interest rate environment, securities with stated interest rates may have the principal paid earlier than expected, requiring the Opportunity Fund to invest the proceeds at generally lower interest rates. Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Opportunity Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is discussed above.

North Star Opportunity Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk. An issue or guarantor of a debt security, or the counterparty to a derivatives contract or a loan may fail to make timely payment of interest or principal or otherwise honor its obligations. A decline in an issuer’s credit rating for any reason can cause the price of its bonds to go down. Since the Opportunity Fund can invest in lower-quality debt securities considered speculative in nature, this risk may be substantial.

North Star Opportunity Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Securities Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are also subject to prepayment and credit risks.

North Star Opportunity Fund | Flexible Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Flexible Strategy Risk. The Opportunity Fund uses a variety of investment strategies to provide a positive total return regardless of market conditions. The Adviser does not attempt to keep the portfolio structure or the Opportunity Fund’s performance consistent with any designated stock, bond or market index, and during times of market rallies, the Opportunity Fund may not perform as well as other funds that seek to outperform an index. Over time, the investment performance of flexible strategies is typically substantially independent of longer-term movements in the stock and bond market. Interest rate levels and currency valuations will not always respond as the Adviser expects and portfolio securities may remain over- or under-valued.

North Star Opportunity Fund | Foreign Securities And Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities and Currency Risk. The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. These risks may be greater in emerging markets and in less developed countries.

North Star Opportunity Fund | Highyield Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High-Yield Debt Securities Risk. The risk that high-yield debt securities or “junk bonds” are subject to a greater risk of loss of income and principal than higher-grade debt securities, and are speculative in nature. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy.

North Star Opportunity Fund | Largecap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-Cap Company Risk. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

North Star Opportunity Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Municipal Securities Risk. Municipal securities are subject to credit risk where a municipal issuer of a security might not make interest and principal payments on a security as they come due. A downgrade in the issuer’s or security’s credit rating can reduce the market value of the security. Municipal securities are also subject to interest rate risk.

North Star Bond Fund
Prospectus [Line Items]
Risk [Text Block]

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Bond Fund. The principal risks of investing in the Bond Fund are:

●	Credit Risk. An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.
●	Equity Securities Risk. The Bond Fund invests in common stock which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Bond Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Bond Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

●	Fixed Income Securities Risk. When the Bond Fund invests in fixed income securities, the value of your investment in the Bond Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

●	General Market Risk. The risk that the value of the Bond Fund’s shares will fluctuate based on the performance of the Bond Fund’s investments and other factors affecting the securities markets generally. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Bond Fund invests. There is risk that these and other factors may adversely affect the Bond Fund’s performance. You could lose money by investing in the Bond Fund.

●	High Yield Risk. The Bond Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Bond Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Bond Fund may lose its entire investment.

●	Interest Rate Risk. The risks associated with the Bond Fund include interest rate risk, which means that the prices of the Bond Fund’s investments are likely to fall if interest rates rise.

●	Large-Capitalization Securities Risk. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges, and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

●	Mid-Capitalization Risk. To the extent the Bond Fund invests in the stocks or bonds of medium capitalization companies, the Bond Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Medium sized companies may experience higher failure rates than do larger companies.

●	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

●	Small- and Micro-Cap Company Risk. The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

North Star Bond Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk. The Bond Fund invests in common stock which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Bond Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Bond Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

North Star Bond Fund | General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	General Market Risk. The risk that the value of the Bond Fund’s shares will fluctuate based on the performance of the Bond Fund’s investments and other factors affecting the securities markets generally. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Bond Fund invests. There is risk that these and other factors may adversely affect the Bond Fund’s performance. You could lose money by investing in the Bond Fund.

North Star Bond Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

North Star Bond Fund | Small And Microcap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small- and Micro-Cap Company Risk. The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

North Star Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk. An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

North Star Bond Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Securities Risk. When the Bond Fund invests in fixed income securities, the value of your investment in the Bond Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

North Star Bond Fund | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High Yield Risk. The Bond Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Bond Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Bond Fund may lose its entire investment.

North Star Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk. The risks associated with the Bond Fund include interest rate risk, which means that the prices of the Bond Fund’s investments are likely to fall if interest rates rise.

North Star Bond Fund | Largecapitalization Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-Capitalization Securities Risk. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges, and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

North Star Bond Fund | Midcapitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Capitalization Risk. To the extent the Bond Fund invests in the stocks or bonds of medium capitalization companies, the Bond Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Medium sized companies may experience higher failure rates than do larger companies.

North Star Small Cap Value Fund
Prospectus [Line Items]
Risk [Text Block]

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Small Cap Value Fund. The principal risks of investing in the Small Cap Value Fund are:

●	Equity Securities Risk. The Small Cap Value Fund invests in common stock which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Small Cap Value Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Small Cap Value Fund’s investments goes down, your investment in the Small Cap Value Fund decreases in value and you could lose money.

●	General Market Risk. The risk that the value of the Small Cap Value Fund’s shares will fluctuate based on the performance of the Small Cap Value Fund’s investments and other factors affecting the securities markets generally. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Small Cap Value Fund invests. There is risk that these and other factors may adversely affect the Small Cap Value Fund’s performance. You could lose money by investing in the Small Cap Value Fund.

●	Small Capitalization Risk. The risk that the securities of small-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies. Small capitalization companies may also have a narrower geographic and product/service focus and be less well known to the investment community, resulting in more volatile share prices and a lack of market liquidity.

●	Value Style Investing Risk. The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other Fund that use different investing styles.

●	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Small Cap Value Fund may be overweight in certain sectors at various times.

●	Investment Management Risk. The Adviser’s strategy may fail to produce the intended results.

North Star Small Cap Value Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk. The Small Cap Value Fund invests in common stock which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Small Cap Value Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Small Cap Value Fund’s investments goes down, your investment in the Small Cap Value Fund decreases in value and you could lose money.

North Star Small Cap Value Fund | General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	General Market Risk. The risk that the value of the Small Cap Value Fund’s shares will fluctuate based on the performance of the Small Cap Value Fund’s investments and other factors affecting the securities markets generally. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Small Cap Value Fund invests. There is risk that these and other factors may adversely affect the Small Cap Value Fund’s performance. You could lose money by investing in the Small Cap Value Fund.

North Star Small Cap Value Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Small Cap Value Fund may be overweight in certain sectors at various times.

North Star Small Cap Value Fund | Value Style Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Style Investing Risk. The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other Fund that use different investing styles.

North Star Small Cap Value Fund | Small Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small Capitalization Risk. The risk that the securities of small-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies. Small capitalization companies may also have a narrower geographic and product/service focus and be less well known to the investment community, resulting in more volatile share prices and a lack of market liquidity.

North Star Small Cap Value Fund | Investment Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment Management Risk. The Adviser’s strategy may fail to produce the intended results.